Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Revenues	$ 975,188	$ 757,327	$ 2,736,776	$ 1,825,117	$ 2,659,943	$ 1,100,539
Cost of revenues	740,651	590,266	1,937,926	1,531,312	2,222,988	1,587,823
Gross margin	234,537	167,061	798,850	293,805	436,955	(487,284)
Operating costs and expenses:
Selling, general and administrative	1,492,732	1,305,562	4,431,290	3,768,049	5,106,219	5,411,728
Research and development	99,052	118,490	267,575	329,569	409,111	425,446
Total operating costs and expenses	1,591,784	1,424,052	4,698,865	4,097,618	5,515,330	5,837,174
Loss from operations	(1,357,247)	(1,256,991)	(3,900,015)	(3,803,813)	(5,078,375)	(6,324,458)
Other (expense) income:
Debt conversion expense	0	(552,750)	0	(13,713,767)	(13,713,767)	0
Interest expense	(48,605)	(31,786)	(1,185,337)	(626,781)	(784,454)	(72,861)
Other expense, net	(1,906)	0	(2,829)	0	(8,078)	0
Change in fair value of derivatives	0	1,196	0	20,845	20,848	16,486
Loss before provision for income taxes	(1,407,758)	(1,840,331)	(5,088,181)	(18,123,516)	(19,563,826)	(6,380,833)
Provision for income taxes	0	0	(1,600)	0	(1,600)	(1,600)
Net loss	(1,407,758)	(1,840,331)	(5,089,781)	(18,123,516)	(19,565,426)	(6,382,433)
Preferred stock beneficial conversion charge	(492,910)	0	(2,961,723)	0
Undeclared cumulative preferred dividends	(95,304)	0	(194,901)	0
Net loss attributable to common stockholders	$ (1,995,972)	$ (1,840,331)	$ (8,246,405)	$ (18,123,516)	$ (19,565,426)	$ (6,382,433)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.03)	$ (0.03)	$ (0.14)	$ (0.40)	$ (0.40)	$ (0.17)
Weighted average shares outstanding - basic and diluted	60,057,846	58,995,821	60,032,189	45,342,320	48,850,513	37,760,628